Schedule of Costs Associated with Cost-Reduction/Productivity Initiatives and Acquisition Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Direct Cost		Jul. 01, 2012 Direct Cost		Jun. 30, 2013 Direct Cost		Jul. 01, 2012 Direct Cost		Dec. 31, 2012 Direct Cost		Dec. 31, 2011 Direct Cost		Dec. 31, 2010 Direct Cost		Jun. 30, 2013 Cost of Sales	Jul. 01, 2012 Cost of Sales	Jun. 30, 2013 Cost of Sales	Jul. 01, 2012 Cost of Sales	Dec. 31, 2012 Cost of Sales	Dec. 31, 2011 Cost of Sales	Jun. 30, 2013 Selling, General and Administrative Expenses	Dec. 31, 2012 Selling, General and Administrative Expenses	Dec. 31, 2011 Selling, General and Administrative Expenses	Dec. 31, 2010 Selling, General and Administrative Expenses	Jul. 01, 2012 Research and Development Expense	Dec. 31, 2012 Research and Development Expense	Dec. 31, 2011 Research and Development Expense	Jul. 01, 2012 Europe, Africa, and Middle East (EuAfME) Direct Cost	Jul. 01, 2012 Europe, Africa, and Middle East (EuAfME) Direct Cost	Dec. 31, 2012 Europe, Africa, and Middle East (EuAfME) Direct Cost	Dec. 31, 2011 Europe, Africa, and Middle East (EuAfME) Direct Cost	Dec. 31, 2010 Europe, Africa, and Middle East (EuAfME) Direct Cost	Jul. 01, 2012 Canada and Latin America (CLAR) Direct Cost	Dec. 31, 2012 Canada and Latin America (CLAR) Direct Cost	Dec. 31, 2011 Canada and Latin America (CLAR) Direct Cost	Dec. 31, 2010 Canada and Latin America (CLAR) Direct Cost	Dec. 31, 2012 Asia Pacific (APAC) Direct Cost	Dec. 31, 2011 Asia Pacific (APAC) Direct Cost	Dec. 31, 2010 Asia Pacific (APAC) Direct Cost	Jun. 30, 2013 Manufacturing Research, Corporate Direct Cost	Jul. 01, 2012 Manufacturing Research, Corporate Direct Cost	Jun. 30, 2013 Manufacturing Research, Corporate Direct Cost	Jul. 01, 2012 Manufacturing Research, Corporate Direct Cost	Dec. 31, 2012 Manufacturing Research, Corporate Direct Cost	Dec. 31, 2011 Manufacturing Research, Corporate Direct Cost	Dec. 31, 2010 Manufacturing Research, Corporate Direct Cost	Jul. 01, 2012 United States Direct Cost	Jul. 01, 2012 United States Direct Cost	Dec. 31, 2011 United States Direct Cost	Dec. 31, 2010 United States Direct Cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 27	$ (27)	$ 52	$ 54	$ 55																												$ 1	$ (1)	$ 51	$ 33	$ 24	$ 1	$ 3	$ 2	$ 4	$ (1)	$ (2)	$ 10	$ (30)	$ (2)	$ (27)	$ 2	$ (1)	$ 19	$ 31	$ 3	$ 3	$ 2	$ (14)
Additional depreciation associated with asset restructuring						1	[1]	2	[1]	1	[1]	5	[1]	11	[2]	9	[2]	0	[2]	1	2	1	5	10	6	2	5	4	17	9	9	19
Implementation costs														$ 0	[3]	$ 3	[3]	$ 0	[3]								$ 8	$ 2			$ 1	$ 1

[1]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. For the three months ended June 30, 2013, included in Cost of sales ($1 million). For the six months ended June 30, 2013, included in Cost of sales ($1 million) and Selling, general and administrative expenses ($2 million). For the three months ended July 1, 2012, included in Cost of sales ($2 million). For the six months ended July 1, 2012, included in Cost of sales ($5 million) and Research and development expenses ($9 million).
[2]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In 2012, included in Cost of sales ($10 million), Selling, general and administrative expenses ($5 million) and Research and development expenses ($9 million). In 2011, included in Cost of sales ($6 million), Selling, general and administrative expenses ($4 million) and Research and development expenses ($19 million). In 2010, included in Selling, general and administrative expenses ($17 million).
[3]	Implementation costs, represent external, incremental costs directly related to implementing cost-reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2012, included in Selling, general and administrative expenses ($8 million) and Research and development expenses ($1 million). In 2011, included in Selling, general and administrative expenses ($2 million) and Research and development expenses ($1 million).